N-4	Dec. 31, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account-15
Entity Central Index Key	0001755596
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Nationwide Advisory Retirement Income Annuity - New York
Prospectus:
Item 4. Fee Table [Text Block]
Annual Contract Expenses
Base Contract Expenses[1] (assessed as an annualized percentage of Daily Net Assets)	0.20%
Optional Benefit Expenses[2]
Return of Premium Death Benefit Option Charge (assessed annually as a percentage of the benefit base (the death benefit value)	0.15%
Living Benefit Options[3] (assessed annually as a percentage of a benefit base)
Maximum Retirement Income Developer Charge (the benefit base is the Current Income Benefit Base4) (no longer available for contracts with applications signed on or after October 15, 2023)	1.25%[5]
Joint Option for the Retirement Income Developer Charge (the benefit base is the Current Income Benefit Base4) (this is in addition to the charge for the Retirement Income Developer option) (no longer available for contracts with applications signed on or after October 15, 2023)	0.15%
Maximum Nationwide Lifetime Income Rider Advisory Option Charge (the benefit base is the Current Income
Benefit Base6) (no longer available for contracts with applications signed on or after October 15, 2023)
1.50%[7]
Maximum Joint Option for Nationwide Lifetime Income Rider Advisory Option Charge (the benefit base is the
Current Income Benefit Base6) (this is in addition to the charge for the Nationwide Lifetime Income Rider Advisory
Option) (no longer available for contracts with applications signed on or after October 15, 2023)
0.40%[8]
[1]Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and Administrative Charge, as appropriate.[2]Unless otherwise indicated, charges for optional benefits are only assessed prior to the Annuitization Date (see Charges and Deductions).[3]Only one living benefit option (and its corresponding joint option) may be elected.[4]For information about how the Current Income Benefit Base is calculated, see Retirement Income Developer Option.[5]Currently, the charge associated with the Retirement Income Developer option is equal to 0.80% of the Current Income Benefit Base.[6]
For information about how the Current Income Benefit Base is calculated, see Nationwide Lifetime Income Rider Advisory Option.[7]Currently, the charge associated with the Nationwide Lifetime Income Rider Advisory Option is equal to 1.20% of the Current Income Benefit Base.[8]
Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Advisory Option is equal to 0.30% of the Current Income Benefit Base.
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.20%
Item 10. Benefits Available (N-4) [Text Block]	Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Return of Premium Death Benefit Option with Spousal Protection	Enhanced death benefit	0.15% (death benefit value)	0.15% (death benefit value)
• Annuitant must be 85 or younger at
application
• Must be elected at application
• Election is irrevocable
• Nationwide may limit purchase
payments to $1,000,000
• Death benefit calculation is adjusted
if purchase payments exceed
$3,000,000
• Excess Adviser Fees will negatively
impact the benefit

Spousal Protection Feature:

• Not applicable to Charitable
Remainder Trusts
• One or both spouses (or a revocable
trust of which either or both of the
spouses is/are grantor(s)) must be
named as the Contract Owner
• For contracts issued as an IRA or
Roth IRA, only the person for whom
the IRA or Roth IRA was established
may be named as the Contract
Owner
• Only available to Contract Owner’s
spouse
• Spouses must be Co-Annuitants
• Both spouses must be 85 or younger
at contract issuance
• Spouses must be named as
beneficiaries
• No other person may be named as
Contract Owner, Annuitant, or
primary beneficiary

Retirement Income Developer Option	Guaranteed lifetime income stream	1.25% (Current Income Benefit Base)	0.80% (Current Income Benefit Base)
• No longer available for election for
contracts with applications signed on
or after October 15, 2023
• May not be elected if another living
benefit is elected
• Must be elected at application
• Election is irrevocable
• Not available for beneficially owned
contracts
• Investment limitations
• Current charge could change
• Nationwide may limit subsequent
purchase payments
• Determining life must be 85 or
younger at application
• Determining life cannot be changed
• Restrictions exist on the parties
named to the contract
• Excess Adviser Fees will negatively
impact the benefit

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Joint Option for the Retirement Income Developer Option	Extension of guaranteed lifetime income stream for spouse	0.15% (Current Income Benefit Base)	0.15% (Current Income Benefit Base)
• No longer available for election for
contracts with applications signed on
or after October 15, 2023
• Only available if the Retirement
Income Developer Option is elected
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned
contracts
• Not available for Charitable
Remainder Trusts
• Only available to Contract Owner’s
spouse
• Both spouses must be 85 or younger
at application
• Restrictions exist on the parties
named to the contract

Nationwide Lifetime Income Rider Advisory Option	Guaranteed lifetime income stream	1.50% (Current Income Benefit Base)	1.20% (Current Income Benefit Base)
• No longer available for election for
contracts with applications signed on
or after October 15, 2023
• May not be elected if another living
benefit is elected
• Must be elected at application
• Election is irrevocable
• Not available for beneficially owned
contracts
• Investment limitations
• Current charge could change
• Dollar Cost Averaging programs are
not available
• Nationwide may limit subsequent
purchase payments
• Determining life must be between 50
and 85 at application
• Determining life cannot be changed
• Restrictions exist on the parties
named to the contract
• Excess Adviser Fees will negatively
impact the benefit

Joint Option for the Nationwide Lifetime Income Rider Advisory Option	Extension of guaranteed lifetime income stream for spouse	0.40% (Current Income Benefit Base)	0.30% (Current Income Benefit Base)
• No longer available for election for
contracts with applications signed on
or after October 15, 2023
• Only available if the Nationwide
Lifetime Income Rider Advisory
Option is elected
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned
contracts
• Not available for Charitable
Remainder Trusts
• Only available to Contract Owner’s
spouse
• Both spouses must be between 50
and 85 at application
• Restrictions exist on the parties
named to the contract

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Name of Benefit
Nationwide Advisory Retirement Income Annuity - New York | ReturnofPremiumDeathBenefitOptionMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Nationwide Advisory Retirement Income Annuity - New York | RetirementIncomeDeveloperOptionMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.25%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.25%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.80%
Optional Benefit Expense, Footnotes [Text Block]	For information about how the Current Income Benefit Base is calculated, see Retirement Income Developer Option.[5]Currently, the charge associated with the Retirement Income Developer option is equal to 0.80% of the Current Income Benefit Base.
Name of Benefit [Text Block]	Retirement Income Developer Option
Purpose of Benefit [Text Block]	Guaranteed lifetime income stream
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.25%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.25%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.80%
Optional Benefit Expense, Footnotes [Text Block]	For information about how the Current Income Benefit Base is calculated, see Retirement Income Developer Option.[5]Currently, the charge associated with the Retirement Income Developer option is equal to 0.80% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	• No longer available for election for contracts with applications signed on or after October 15, 2023• May not be elected if another living benefit is elected• Must be elected at application• Election is irrevocable• Not available for beneficially owned contracts• Investment limitations• Current charge could change• Nationwide may limit subsequent purchase payments• Determining life must be 85 or younger at application• Determining life cannot be changed• Restrictions exist on the parties named to the contract• Excess Adviser Fees will negatively impact the benefitName of BenefitPurposeMaximum FeeCurrent FeeBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Retirement Income Developer Option
Nationwide Advisory Retirement Income Annuity - New York | JointOptionfortheRetirementIncomeDeveloperOptionMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.15%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
Name of Benefit [Text Block]	Joint Option for the Retirement Income Developer Option
Purpose of Benefit [Text Block]	Extension of guaranteed lifetime income stream for spouse
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.15%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
Brief Restrictions / Limitations [Text Block]	• No longer available for election for contracts with applications signed on or after October 15, 2023• Only available if the Retirement Income Developer Option is elected• Must be elected at application• Limitations on revocability• Not available for beneficially owned contracts• Not available for Charitable Remainder Trusts• Only available to Contract Owner’s spouse• Both spouses must be 85 or younger at application• Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Joint Option for the Retirement Income Developer Option
Nationwide Advisory Retirement Income Annuity - New York | NationwideLifetimeIncomeRiderAdvisoryOptionMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.20%
Optional Benefit Expense, Footnotes [Text Block]	For information about how the Current Income Benefit Base is calculated, see Nationwide Lifetime Income Rider Advisory Option.[7]Currently, the charge associated with the Nationwide Lifetime Income Rider Advisory Option is equal to 1.20% of the Current Income Benefit Base.
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Advisory Option
Purpose of Benefit [Text Block]	Guaranteed lifetime income stream
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.20%
Optional Benefit Expense, Footnotes [Text Block]	For information about how the Current Income Benefit Base is calculated, see Nationwide Lifetime Income Rider Advisory Option.[7]Currently, the charge associated with the Nationwide Lifetime Income Rider Advisory Option is equal to 1.20% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	• No longer available for election for contracts with applications signed on or after October 15, 2023• May not be elected if another living benefit is elected• Must be elected at application• Election is irrevocable• Not available for beneficially owned contracts• Investment limitations• Current charge could change• Dollar Cost Averaging programs are not available• Nationwide may limit subsequent purchase payments• Determining life must be between 50 and 85 at application• Determining life cannot be changed• Restrictions exist on the parties named to the contract• Excess Adviser Fees will negatively impact the benefit
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Advisory Option
Nationwide Advisory Retirement Income Annuity - New York | JointOptionfortheNationwideLifetimeIncomeRiderAdvisoryOptionMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Advisory Option is equal to 0.30% of the Current Income Benefit Base.
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Advisory Option
Purpose of Benefit [Text Block]	Extension of guaranteed lifetime income stream for spouse
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Advisory Option is equal to 0.30% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	• No longer available for election for contracts with applications signed on or after October 15, 2023• Only available if the Nationwide Lifetime Income Rider Advisory Option is elected• Must be elected at application• Limitations on revocability• Not available for beneficially owned contracts• Not available for Charitable Remainder Trusts• Only available to Contract Owner’s spouse• Both spouses must be between 50 and 85 at application• Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Advisory Option
Nationwide Advisory Retirement Income Annuity - New York | ReturnofPremiumDeathBenefitOptionwithSpousalProtectionMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.15%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
Name of Benefit [Text Block]	Return of Premium Death Benefit Option with Spousal Protection
Purpose of Benefit [Text Block]	Enhanced death benefit
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.15%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
Brief Restrictions / Limitations [Text Block]	• Annuitant must be 85 or younger at application• Must be elected at application• Election is irrevocable• Nationwide may limit purchase payments to $1,000,000• Death benefit calculation is adjusted if purchase payments exceed $3,000,000• Excess Adviser Fees will negatively impact the benefitSpousal Protection Feature:• Not applicable to Charitable Remainder Trusts• One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner• For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner• Only available to Contract Owner’s spouse• Spouses must be Co-Annuitants• Both spouses must be 85 or younger at contract issuance• Spouses must be named as beneficiaries• No other person may be named as Contract Owner, Annuitant, or primary beneficiary
Name of Benefit [Text Block]	Return of Premium Death Benefit Option with Spousal Protection